SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases right-of-use asset	$ 17,318	$ 56,568	$ 121,855
Current operating lease liabilities		40,515	66,311
Non-current operating lease liabilities	$ 1,330	7,181	40,023
Total operating lease liabilities		$ 47,696	$ 106,334
Operating Lease, Weighted Average Remaining Lease Term		1 year 29 days	1 year 9 months 10 days
Operating Lease, Weighted Average Discount Rate, Percent		4.00%	4.00%